Financial risk management and financial instruments - Credit Risk (Details) - customer	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Credit risk
Loss given default for unsecured financial assets	50.00%	50.00%
Loss given default for secured financial assets	40.00%	40.00%
Number of customers representing more than ten percent of turnover	0	0	0
Number of customers representing more than ten percent of trade receivables	0	0	0
Minimum
Credit risk
Contractual payment terms for receivables	30 days
Maximum
Credit risk
Contractual payment terms for receivables	120 days
South Africa
Credit risk
Percentage of total turnover	48.00%	42.00%	44.00%
Europe
Credit risk
Percentage of total turnover	21.00%	24.00%	23.00%
United States
Credit risk
Percentage of total turnover	16.00%	18.00%	17.00%